Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Cash used in operating activities:
Net loss for the year	$ (84,634)	$ (16,499)
Adjustments for:
Future income taxes	(2,722)	(4,090)
Fair value adjustment on sale of inventory	57,039	27,724
Fair value adjustment on growth of biological assets	(115,255)	(40,607)
Loss on marketable securities	338	178
Unrealized foreign exchange gain	(605)	(256)
Amortization	49,271	22,940
Loss (gain) on sale of capital assets	10,824	(55)
Impairment	63,971	58,039
Unrealized loss on convertible notes receivable	7,341	3,399
Gain on equity investee		(58,438)
Loss on promissory notes receivable	13,000
Deferred gain recognized		(618)
Other non-cash items	(458)	(566)
Share-based compensation	22,500	26,080
Loss (gain) on long-term investments	32,568	(19,651)
Gain on convertible debentures	(71,866)	(48,439)
Unrealized loss on financial liabilities		1,326
Transaction costs		15,419
Change in non-cash working capital	(115,068)	(21,491)
Cash flows from (used in) operating activities	(133,756)	(55,605)
Cash provided by (used in) financing activities:
Share capital issued, net of cash issuance costs	99,727	245,925
Proceeds from warrants and options exercised	5,252	7,772
Proceeds from convertible debentures		454,386
Repayment of convertible debentures	(1,089)
Proceeds from long-term debt	81,696	27,841
Repayment of long-term debt	(10,877)	(11,374)
Repayment of lease liabilities	(1,301)
Increase in bank indebtedness	537
Cash flows from (used in) financing activities	173,945	724,550
Cash used in investing activities:
Proceeds from disposal of marketable securities	19,861	24,685
Investment in capital and intangible assets	(132,423)	(205,965)
Proceeds from disposal of capital assets	1,892	55
Convertible notes advances		(19,500)
Repayment of convertible and promissory notes receivable	26,000	8,551
Investment in long-term investments and equity investees	(605)	(72,367)
Proceeds from disposal of long-term investments and equity investees	26,233	110,213
Net cash paid on business acquisitions	(34,722)	(23,557)
Cash flows from (used in) investing activities	(93,764)	(177,885)
Net increase (decrease) in cash and cash equivalents	(53,575)	491,060
Cash and cash equivalents, beginning of year	550,797	59,737
Cash and cash equivalents, end of year	$ 497,222	$ 550,797